Contractual Purchase Commitments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2017	$ 154,804
2018	24,555
2019	16,453
2020	2,979
2021	454
Thereafter	1,136
Total	$ 200,381